Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Computers and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Textual)
Property, plant and equipment, depreciation percentage	15.00%
Computers and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Textual)
Property, plant and equipment, depreciation percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Textual)
Property, plant and equipment, depreciation percentage	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Textual)
Property, plant and equipment, depreciation percentage	7.00%
Vehicles [Member]
Significant Accounting Policies (Textual)
Property, plant and equipment, depreciation percentage	15.00%